Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consisted of the following:

September 30, 2024	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,185,633	$752,9043	$432,729	5.42
December 31, 2023	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$703,623	$532,010	6.61

Amortization expense for the three months ended September 30, 2024 and 2023, was $19,761 and 20,594, respectively. Amortization expense for the nine months ended September 30, 2024, and 2023, was $60,115 and $61,782, respectively. During the nine months ended September 30, 2024, and 2023, the Company reported an impairment of intangible assets of $39,166 and $nil, respectively, from the impairment of one license.

The following table outlines the estimated future annual amortization expense related to intangible assets as of September 30, 2024:

Year Ending December 31,
2024	$19,761
2025	79,042
2026	79,042
2027	79,042
2028	79,042
Thereafter	96,800
Total	$432,729

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consisted of the following:

December 31, 2023	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$703,623	$532,010	6.61
December 31, 2022	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$621,247	$614,386	7.58

Amortization expense for the years ended December 31, 2023, and 2022 was $82,376 and $82,376, respectively.

The following table outlines the estimated future annual amortization expense related to intangible assets as of December 31, 2023:

Years ended December 31,
2024	$82,376
2025	82,376
2026	82,376
2027	82,376
2028	82,376
Thereafter	120,130
Total	$532,010